UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7056

Nuveen Select Maturities Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Select Maturities Municipal Fund (NIM)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 96.7%
	Alabama – 0.1%
$ 180	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	$ 180,450
	System Inc., Series 2005A, 5.000%, 11/15/30
	Alaska – 0.1%
155	Alaska State, Sport Fishing Revenue Bonds, Series 2011, 5.000%, 4/01/21	4/20 at 100.00	A1	174,997
	Arizona – 3.0%
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
60	5.000%, 2/01/20	No Opt. Call	BBB+	67,957
290	5.000%, 2/01/27	2/22 at 100.00	BBB+	300,295
	Arizona Sports and Tourism Authority, Senior Revenue Refunding Bonds, Multipurpose Stadium
	Facility Project, Series 2012A:
425	5.000%, 7/01/25	7/22 at 100.00	A1	465,129
685	5.000%, 7/01/26	7/22 at 100.00	A1	742,862
685	5.000%, 7/01/27	7/22 at 100.00	A1	734,779
100	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	3/23 at 100.00	Baa2	91,024
	Company Project, Series 2013A, 4.000%, 9/01/29
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
100	5.000%, 12/01/17	No Opt. Call	A–	109,214
100	5.250%, 12/01/19	No Opt. Call	A–	113,150
35	5.000%, 12/01/32	No Opt. Call	A–	35,294
480	5.000%, 12/01/37	No Opt. Call	A–	475,723
750	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series	10/13 at 100.00	A–	753,435
	2007, 4.500%, 4/01/17
3,710	Total Arizona			3,888,862
	Arkansas – 0.9%
600	Independence County, Arkansas, Pollution Control Revenue Bonds, Arkansas Power and Light	No Opt. Call	A–	574,662
	Company Project, Series 2013, 2.375%, 1/01/21
605	North Little Rock, Arkansas, Electric Revenue Refunding Bonds, Series 1992A, 6.500%, 7/01/15 –	No Opt. Call	A (4)	639,709
	NPFG Insured (ETM)
1,205	Total Arkansas			1,214,371
	California – 4.5%
300	Alameda Corridor Transportation Authority, California, Senior Lien Revenue Refunding Bonds,	No Opt. Call	A	347,031
	Series 2013A, 5.000%, 10/01/23
330	California Health Facilities Financing Authority, Revenue Bonds, Catholic Healthcare West,	7/15 at 100.00	A	353,885
	Series 2008H, 5.125%, 7/01/22
125	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	124,466
	Children’s Hospital, Series 2008A, 1.450%, 8/15/33 (Mandatory put 3/15/17)
160	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	No Opt. Call	AA	159,317
	Children’s Hospital, Series 2012C, 1.450%, 8/15/23 (Mandatory put 3/15/17)
500	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	533,865
135	California Statewide Communities Development Authority, Revenue Bonds, Kaiser Permanente,	No Opt. Call	A+	152,638
	Series 2009E-1, 5.000%, 4/01/44 (Mandatory put 5/01/17)
250	Delano, California, Certificates of Participation, Delano Regional Medical Center, Series	No Opt. Call	BBB–	261,650
	2012, 5.000%, 1/01/24
600	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	564,396
	Bonds, Series 2007A-1, 4.500%, 6/01/27
365	Lake Elsinore Redevelopment Agency, California, Special Tax Bonds, Community Facilities	10/17 at 100.00	AA–	369,066
	District 90-2, Series 2007A, 4.500%, 10/01/24 – AGM Insured
	Moulton Niguel Water District, California, Certificates of Participation, Refunding
	Series 2003:
250	5.000%, 9/01/21 – AMBAC Insured	9/16 at 100.00	AAA	269,090
250	5.000%, 9/01/22 – AMBAC Insured	9/16 at 100.00	AAA	269,090
500	5.000%, 9/01/23 – AMBAC Insured	9/16 at 100.00	AAA	538,180
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/25 –	No Opt. Call	AA–	1,146,520
	AGC Insured
35	Riverside County Transportation Commission, California, Sales Tax Revenue Bonds, Limited Tax	6/23 at 100.00	BBB–	35,741
	Bonds, Series 2013A, 5.750%, 6/01/44 (WI/DD, Settling 7/03/13)
2,000	San Diego Community College District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	582,020
	2011, 0.000%, 8/01/37
7,800	Total California			5,706,955
	Colorado – 6.5%
2,895	Centennial Downs Metropolitan District, Colorado, General Obligation Bonds, Series 1999,	12/14 at 100.00	N/R	2,951,366
	5.000%, 12/01/20 – AMBAC Insured
1,175	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Classical Academy	12/13 at 100.00	A	1,183,096
	Charter School, Series 2003, 4.500%, 12/01/18 – SYNCORA GTY Insured
100	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000D-2,	10/13 at 103.50	AA	101,697
	6.900%, 4/01/29 (Alternative Minimum Tax)
1,465	Denver West Metropolitan District, Colorado, General Obligation Refunding and Improvement	12/13 at 100.00	A– (4)	1,491,136
	Bonds, Series 2003, 4.500%, 12/01/18 (Pre-refunded 12/01/13) – RAAI Insured
55	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/33 –	No Opt. Call	A	17,663
	NPFG Insured
1,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2007C-2, 5.000%,	No Opt. Call	A	1,510,920
	9/01/39 (Mandatory put 9/01/13) – NPFG Insured
1,000	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B, 0.000%, 3/01/36 –	9/20 at 41.72	A	268,730
	NPFG Insured
500	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Refunding	No Opt. Call	N/R	532,085
	Series 2013, 5.000%, 12/01/20
200	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	Baa3	219,200
	Activity Bonds, Series 2010, 6.000%, 1/15/41
8,890	Total Colorado			8,275,893
	Connecticut – 1.9%
815	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	792,930
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/07/18)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
95	5.500%, 1/01/14 (Alternative Minimum Tax)	7/13 at 100.00	BBB	95,113
1,570	5.500%, 1/01/15 (Alternative Minimum Tax)	7/13 at 100.00	BBB	1,571,868
2,480	Total Connecticut			2,459,911
	Delaware – 0.1%
170	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013,	7/23 at 100.00	BBB–	165,107
	5.000%, 7/01/28
	District of Columbia – 0.2%
120	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BBB–	116,878
	Issue, Series 2013, 5.000%, 10/01/30
150	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	164,153
	Series 2001, 6.500%, 5/15/33
270	Total District of Columbia			281,031
	Florida – 7.9%
80	Citizens Property Insurance Corporation, Florida, High Risk Assessment Revenue, Senior Secured	No Opt. Call	A+	89,088
	Bonds, Series 2009A-1, 5.375%, 6/01/16
160	Citizens Property Insurance Corporation, Florida, High-Risk Account Revenue Bonds, Coastal	No Opt. Call	A+	180,126
	Account Senior Secured Series 2011A-1, 5.000%, 6/01/18
	City of Tampa, Florida, Refunding and Capital Improvement Cigarette Tax Allocation Bonds, H.
	Lee Moffitt Cancer Center Project, Series 2012A:
100	5.000%, 9/01/22	No Opt. Call	A+	114,123
50	5.000%, 9/01/23	9/22 at 100.00	A+	56,188
150	5.000%, 9/01/25	9/22 at 100.00	A+	165,578
2,400	Deltona, Florida, Utility Systems Water and Sewer Revenue Bonds, Series 2003, 5.250%, 10/01/17 –	10/13 at 100.00	A1	2,429,256
	NPFG Insured
	Florida Citizens Property Insurance Corporation, High Risk Account Revenue Bonds, Series 2007A:
1,215	5.000%, 3/01/15 – NPFG Insured	No Opt. Call	A+	1,295,907
340	5.000%, 3/01/16 – NPFG Insured	No Opt. Call	A+	372,541
	Florida Citizens Property Insurance Corporation, Personal and Commercial Lines Account Bonds,
	Senior Secured Series 2012A-1:
50	5.000%, 6/01/18	No Opt. Call	A+	56,290
455	5.000%, 6/01/20	No Opt. Call	A+	514,600
600	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2007B,	7/17 at 101.00	AA–	673,566
	5.000%, 7/01/19 – NPFG Insured
25	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	A–	25,790
	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System,
	Series 2009:
10	5.500%, 6/01/29 – AGM Insured	6/19 at 100.00	AA–	10,560
10	5.625%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	10,413
750	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010,	No Opt. Call	A	826,950
	5.000%, 10/01/20
250	Orange County School Board, Florida, Certificates of Participation, Series 2005B, 5.000%,	8/15 at 100.00	Aa2	267,458
	8/01/25 – AMBAC Insured
2,000	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2005, 5.000%, 10/01/22 –	10/15 at 100.00	AA–	2,163,880
	AMBAC Insured
165	Port Everglades Authority, Florida, Port Facilities Revenue Bonds, Series 1986, 7.125%,	No Opt. Call	Aaa	184,072
	11/01/16 (ETM)
670	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	711,279
	Obligation Group, Series 2007, 5.000%, 8/15/27
9,480	Total Florida			10,147,665
	Georgia – 0.8%
330	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 1995, 5.200%,	8/22 at 100.00	A (4)	378,084
	8/01/25 (Pre-refunded 8/01/22) – NPFG Insured
600	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University	10/22 at 100.00	Baa2	661,914
	Project, Refunding Series 2012C, 5.250%, 10/01/23
930	Total Georgia			1,039,998
	Idaho – 0.1%
100	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial	9/16 at 100.00	BB+	100,166
	Hospital, Series 2006, 5.250%, 9/01/37
	Illinois – 13.1%
200	Chicago, Illinois, Tax Increment Allocation Bonds, Irving/Cicero Redevelopment Project, Series	7/13 at 100.00	N/R	200,550
	1998, 7.000%, 1/01/14
1,500	Cook County Township High School District 208, Illinois, General Obligation Bonds, Series	12/15 at 100.00	Aa3	1,633,995
	2006, 5.000%, 12/01/21 – NPFG Insured
285	Cook County, Illinois, General Obligation Bonds, Refunding Series 2012C, 5.000%, 11/15/21	No Opt. Call	AA	327,582
2,000	Huntley, Illinois, Special Service Area 9, Special Tax Bonds, Series 2007, 5.100%, 3/01/28 –	3/17 at 100.00	AA–	2,189,080
	AGC Insured
455	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/27	9/22 at 100.00	A–	471,630
635	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A,	11/17 at 100.00	A	666,331
	5.750%, 11/15/37
250	Illinois Finance Authority, Revenue Bonds, Roosevelt University, Series 2007, 5.250%, 4/01/22	4/17 at 100.00	BBB	257,053
40	Illinois Health Facilities Authority, Revenue Bonds, Sherman Health Systems, Series 1997,	7/13 at 100.00	BBB (4)	40,033
	5.250%, 8/01/22 (Pre-refunded 7/05/13) – AMBAC Insured
700	Illinois Health Facilities Authority, Revenue Bonds, Silver Cross Hospital and Medical	8/13 at 100.00	BBB–	701,057
	Centers, Series 1999, 5.500%, 8/15/19
220	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	7/13 at 100.00	Baa2	220,592
	Series 2002, 5.625%, 1/01/28
110	Illinois State, General Obligation Bonds, Refunding Series 2006, 5.000%, 1/01/15	No Opt. Call	A–	116,562
235	Illinois State, General Obligation Bonds, Refunding Series 2007B, 5.000%, 1/01/16	No Opt. Call	A–	254,991
425	Illinois State, General Obligation Bonds, Refunding Series 2008, 4.250%, 4/01/16	No Opt. Call	A–	455,205
1,165	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/19	No Opt. Call	A–	1,296,878
	Illinois State, General Obligation Bonds, Refunding Series 2012:
390	5.000%, 8/01/20	No Opt. Call	A–	432,709
320	5.000%, 8/01/21	No Opt. Call	A–	351,514
275	5.000%, 8/01/23	No Opt. Call	A–	296,497
110	5.000%, 8/01/24	8/22 at 100.00	A–	115,754
230	Illinois State, General Obligation Bonds, Series 2006, 5.000%, 1/01/17	1/16 at 100.00	A–	247,032
25	Illinois State, General Obligation Bonds, Series 2007A, 5.500%, 6/01/15	No Opt. Call	A–	27,083
300	Illinois State, General Obligation Bonds, Series 2012A, 4.000%, 1/01/20	No Opt. Call	A–	314,178
	Illinois State, General Obligation Bonds, Series 2013:
280	5.500%, 7/01/25 (WI/DD, Settling 7/10/13)	7/23 at 100.00	A–	303,657
240	5.500%, 7/01/26 (WI/DD, Settling 7/10/13)	7/23 at 100.00	A–	257,966
1,355	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds,	No Opt. Call	Aa3	1,172,509
	Series 2006, 0.000%, 12/01/18 – NPFG Insured
1,000	Peoria Public Building Commission, Illinois, School District Facility Revenue Bonds, Peoria	12/18 at 79.62	AA–	668,070
	County School District 150 Project, Series 2009A, 0.000%, 12/01/22 – AGC Insured
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds,
	Series 2010:
500	5.000%, 6/01/19	No Opt. Call	A	566,700
1,000	5.250%, 6/01/21	No Opt. Call	A	1,150,930
700	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	845,558
	Illinois, General Obligation Bonds, Series 1994D, 7.750%, 6/01/19 – FGIC Insured
500	Sterling, Whiteside County, Illinois, General Obligation Bonds, Alternate Revenue Source,	No Opt. Call	A+	519,345
	Series 2012, 4.000%, 11/01/22
670	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, Limited Tax	10/19 at 103.00	BBB	733,127
	General Obligation Lease Certificates, Series 2011, 7.000%, 10/15/22
16,115	Total Illinois			16,834,168
	Indiana – 1.6%
230	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BB–	240,575
	Educational Excellence, Inc., Series 2009A, 6.000%, 10/01/21
180	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	1/17 at 100.00	BBB	196,576
	Project, Series 2013B, 5.000%, 1/01/19 (Alternative Minimum Tax)
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Hospitals of Indiana,	5/15 at 100.00	A (4)	1,083,510
	Series 2005A, 5.000%, 5/01/35 (Pre-refunded 5/01/15) – AMBAC Insured
250	Jasper County, Indiana, Pollution Control Revenue Refunding Bonds, Northern Indiana Public	No Opt. Call	A	284,433
	Service Company Project, Series 1994A Remarketed, 5.850%, 4/01/19 – NPFG Insured
250	Lake County Building Corporation, Indiana, First Mortgage Bonds, Series 2012, 4.750%, 2/01/21	No Opt. Call	N/R	252,818
1,910	Total Indiana			2,057,912
	Iowa – 0.7%
500	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/27	6/20 at 100.00	A2	525,735
335	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	334,079
	Project, Series 2013, 5.000%, 12/01/19
835	Total Iowa			859,814
	Kansas – 0.2%
305	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB+	196,810
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
	Kentucky – 1.1%
325	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA–	341,292
	Louisville Arena Authority, Inc., Series 2008-A1, 5.750%, 12/01/28 – AGC Insured
275	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2005G, 5.000%, 7/01/30	1/15 at 100.60	AAA	278,539
	(Alternative Minimum Tax)
340	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease	6/21 at 100.00	Aa3	366,697
	Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29
150	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities	No Opt. Call	A–	149,382
	Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory
	put 6/01/17)
320	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue	No Opt. Call	A+	319,558
	Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory
	put 4/03/17)
1,410	Total Kentucky			1,455,468
	Louisiana – 1.7%
935	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A (4)	979,469
	2004, 5.250%, 7/01/24 (Pre-refunded 7/01/14) – NPFG Insured
255	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	261,408
	Series 2007A, 5.250%, 5/15/38
385	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	384,503
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,
	Series 2001B:
120	5.500%, 5/15/30	11/13 at 100.00	A1	119,700
445	5.875%, 5/15/39	11/13 at 100.00	A–	443,888
2,140	Total Louisiana			2,188,968
	Maine – 0.1%
25	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	No Opt. Call	Baa1	23,210
	Center Obligated Group Issue, Series 2013, 3.000%, 7/01/23
35	Portland, Maine, General Airport Revenue Bonds, Refunding Series 2013, 5.000%, 7/01/22	No Opt. Call	BBB+	39,185
60	Total Maine			62,395
	Massachusetts – 1.0%
500	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/17 at 100.00	N/R	506,270
	5.000%, 10/01/19
250	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street	8/13 at 100.00	A	238,815
	Redevelopment, M/SRBC Project, Series 2002A, 5.125%, 2/01/34 – NPFG Insured
	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc.,
	Series 2001A:
100	5.200%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)	7/13 at 100.00	N/R	99,585
470	5.000%, 1/01/27 – AMBAC Insured (Alternative Minimum Tax)	1/14 at 100.00	N/R	446,900
1,320	Total Massachusetts			1,291,570
	Michigan – 2.7%
400	Detroit, Michigan, Downtown Development Authority, Tax Increment Refunding Bonds, Development	No Opt. Call	A–	229,256
	Area 1 Projects, Series 1996B, 0.000%, 7/01/23
1,000	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	10/13 at 100.00	A	947,050
50	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	49,330
	7/01/35 – NPFG Insured
150	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	A	149,730
	7/01/29 – FGIC Insured
280	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012,	No Opt. Call	A+	310,736
	5.000%, 6/01/18
200	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	7/16 at 100.00	AAA	217,590
	5.000%, 7/01/22
1,000	Michigan Hospital Finance Authority, Refunding and Project Revenue Bonds, Ascension Health	No Opt. Call	AA+	996,000
	Senior Credit Group, Series 2010F-5, 1.500%, 11/15/47 (Mandatory put 3/15/17)
500	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport,	No Opt. Call	A	558,750
	Refunding Series 2010C, 5.000%, 12/01/16
3,580	Total Michigan			3,458,442
	Minnesota – 0.2%
250	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA–	266,433
	2009A, 5.000%, 1/01/15 – AGC Insured
	Mississippi – 0.5%
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial
	Healthcare, Series 2004B-1:
100	5.000%, 9/01/16	9/14 at 100.00	AA–	104,304
300	5.000%, 9/01/24	9/14 at 100.00	AA–	312,471
250	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company,	8/13 at 100.00	BBB	250,028
	Series 2006A, 4.800%, 8/01/30
650	Total Mississippi			666,803
	Missouri – 1.2%
335	St. Louis County, Missouri, GNMA Collateralized Mortgage Revenue Bonds, Series 1989A, 8.125%,	7/20 at 100.00	AA+ (4)	401,156
	8/01/20 (Pre-refunded 7/01/20) (Alternative Minimum Tax)
1,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	A	1,174,340
	2005, 5.500%, 7/01/19 – NPFG Insured
1,335	Total Missouri			1,575,496
	Montana – 0.3%
260	Billings, Montana, Tax Increment Urban Renewal Revenue Bonds, Expanded North 27th Street,	1/23 at 100.00	N/R	245,791
	Series 2013A, 5.000%, 7/01/33
90	University of Montana, Revenue Bonds, Series 1996D, 5.375%, 5/15/19 – NPFG Insured (ETM)	9/13 at 100.00	A (4)	103,917
350	Total Montana			349,708
	Nebraska – 0.9%
1,000	Dodge County School District 1, Nebraska, Fremont Public Schools, General Obligation Bonds,	12/14 at 100.00	Aa3 (4)	1,068,860
	Series 2004, 5.000%, 12/15/19 (Pre-refunded 12/15/14) – AGM Insured
100	Douglas County School District 10 Elkhorn, Nebraska, General Obligation Bonds, Public Schools	6/22 at 100.00	AA–	107,512
	Series 2012, 4.000%, 6/15/23
1,100	Total Nebraska			1,176,372
	Nevada – 1.8%
1,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	1,100,610
250	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	BBB–	274,095
	8.000%, 6/15/30
50	Las Vegas, Nevada, Special Improvement District 607 Providence, Local Improvement Refunding	No Opt. Call	N/R	51,572
	Bonds, Series 2013, 5.000%, 6/01/22
775	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	871,712
	Refunding Series 2011, 5.000%, 7/01/23
2,075	Total Nevada			2,297,989
	New Hampshire – 0.5%
600	New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Speare	7/15 at 100.00	N/R (4)	653,490
	Memorial Hospital, Series 2004, 5.500%, 7/01/25 (Pre-refunded 7/01/15)
	New Jersey – 4.2%
250	Bayonne Redevelopment Agency, New Jersey, Revenue Bonds, Royal Caribbean Cruises Project,	No Opt. Call	BB	246,950
	Series 2006A, 4.750%, 11/01/16 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
230	5.375%, 6/15/14 (ETM)	No Opt. Call	Aaa	241,309
15	5.375%, 6/15/15 – RAAI Insured (ETM)	No Opt. Call	Aaa	16,436
120	5.500%, 6/15/16 – RAAI Insured (ETM)	No Opt. Call	Aaa	136,564
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
60	4.000%, 6/15/19	No Opt. Call	BBB+	63,410
200	5.000%, 6/15/21	No Opt. Call	BBB+	219,184
325	5.000%, 6/15/22	No Opt. Call	BBB+	352,034
350	5.000%, 6/15/23	6/22 at 100.00	BBB+	375,428
210	5.000%, 6/15/24	6/22 at 100.00	BBB+	221,882
200	5.000%, 6/15/25 (WI/DD, Settling 7/01/13)	6/22 at 100.00	BBB+	208,780
85	4.250%, 6/15/27	6/22 at 100.00	BBB+	80,288
50	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	51,499
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,730	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	583,754
	Appreciation Series 2010A, 0.000%, 12/15/33
1,515	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	1,727,539
	5.000%, 12/15/23
260	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/19	No Opt. Call	A+	299,759
250	South Jersey Port Corporation, New Jersey, Marine Terminal Revenue Refunding Bonds, Series	No Opt. Call	A1	244,475
	2012Q, 3.000%, 1/01/22
300	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B1	289,503
	Series 2007-1A, 4.500%, 6/01/23
6,150	Total New Jersey			5,358,794
	New York – 5.1%
220	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	247,276
	Bonds, Barclays Center Project, Series 2009, 6.000%, 7/15/30
770	Dormitory Authority of the State of New York, Third General Resolution Revenue Bonds, State	5/22 at 100.00	AA–	871,563
	University Educational Facilities Issue, Series 2012A, 5.000%, 5/15/25
415	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	455,952
	2011A, 5.750%, 2/15/47
75	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2000A,	No Opt. Call	AA–	56,488
	0.000%, 6/01/22 – AGM Insured
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	A	129,455
	5.000%, 12/01/26 – SYNCORA GTY Insured
150	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	154,005
	5.000%, 12/01/35
25	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006C,	9/16 at 100.00	A	25,664
	5.000%, 9/01/35
185	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006D,	9/16 at 100.00	A	197,944
	5.000%, 9/01/25 – NPFG Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006E:
25	5.000%, 12/01/17 – FGIC Insured	12/16 at 100.00	A	27,723
360	5.000%, 12/01/18 – NPFG Insured	12/16 at 100.00	A	395,323
135	5.000%, 12/01/21 – FGIC Insured	12/16 at 100.00	A	146,844
55	5.000%, 12/01/22 – FGIC Insured	12/16 at 100.00	A	59,636
190	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 5.000%,	11/16 at 100.00	A	207,615
	5/01/19 – NPFG Insured
100	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	No Opt. Call	N/R	100,005
	Needs Facilities Pooled Program, Series 2008A-1, 5.700%, 7/01/13
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003A-1:
250	5.250%, 6/01/20 – AMBAC Insured	6/13 at 100.00	AA–	251,043
200	5.250%, 6/01/21 – AMBAC Insured	6/13 at 100.00	AA–	200,576
640	5.250%, 6/01/22 – AMBAC Insured	6/13 at 100.00	AA–	641,843
	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and
	State Contingency Contract-Backed Bonds, Series 2003B-1C:
500	5.500%, 6/01/21	12/13 at 100.00	AA–	502,125
365	5.500%, 6/01/22	12/13 at 100.00	AA–	366,522
	Tobacco Settlement Financing Corporation, New York, Asset-Backed Revenue Bonds, State
	Contingency Contract Secured, Series 2011B:
360	5.000%, 6/01/17	No Opt. Call	AA–	405,666
565	5.000%, 6/01/18	No Opt. Call	AA–	645,959
400	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	AA–	476,056
	Series 2013B, 5.000%, 11/15/21
6,110	Total New York			6,565,283
	North Carolina – 0.2%
200	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series	No Opt. Call	A	230,696
	2012A, 5.000%, 1/01/19
	Ohio – 2.5%
45	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	No Opt. Call	Baa1	50,597
	Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/17
1,325	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	B–	1,193,600
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24 (WI/DD, Settling 7/01/13)
480	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project,	6/23 at 100.00	Baa2	474,475
	Series 2013, 5.000%, 6/15/43
250	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding	8/18 at 100.00	A3	270,160
	Series 2008C, 5.500%, 8/15/24
	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds,
	Series 2012C:
25	4.000%, 10/01/18	No Opt. Call	A1	27,009
30	4.000%, 10/01/19	No Opt. Call	A1	32,415
40	4.000%, 10/01/20	No Opt. Call	A1	43,159
45	5.000%, 10/01/21	No Opt. Call	A1	51,309
35	5.000%, 10/01/22	No Opt. Call	A1	39,794
1,000	Toledo-Lucas County Port Authority, Ohio, Port Revenue Bonds, Cargill Inc., Series 2004B,	No Opt. Call	A	1,053,880
	4.500%, 12/01/15
3,275	Total Ohio			3,236,398
	Oklahoma – 0.8%
1,000	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AA	1,060,100
	7/01/27 – AMBAC Insured
	Pennsylvania – 7.1%
935	Beaver County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB–	924,463
	Refunding Bonds, FirstEnergy Nuclear Generation Project, Series 2006B, 2.500%, 12/01/41
	(Mandatory put 6/01/17)
100	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	No Opt. Call	BBB+	105,933
	Refunding Series 2005A, 5.000%, 12/01/15 – RAAI Insured
200	Luzerne County Industrial Development Authority, Pennsylvania, Guaranteed Lease Revenue Bonds,	12/19 at 100.00	N/R	203,362
	Series 2009, 7.750%, 12/15/27
105	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	BBB+	117,976
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
345	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	7/14 at 100.00	Aaa	368,367
	1976, 7.625%, 7/01/15 (ETM)
225	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the Arts,	9/13 at 100.00	N/R (4)	254,662
	Series 1999, 5.150%, 3/15/20 – RAAI Insured (ETM)
125	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	125,035
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
580	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA	538,803
	Bonds, Series 2010A, 0.000%, 12/01/34
4,120	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Eighteenth Series 2004, 5.000%, 8/01/15 –	8/14 at 100.00	BBB+	4,267,197
	AMBAC Insured
1,115	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 –	No Opt. Call	A (4)	1,350,600
	NPFG Insured (ETM)
390	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	A+	423,326
	Series 2009D, 6.250%, 11/15/34
330	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community	No Opt. Call	BBB+	371,296
	Hospital Project, Refunding and Improvement Series 2011, 5.750%, 8/01/21
8,570	Total Pennsylvania			9,051,020
	Puerto Rico – 1.2%
45	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A,	No Opt. Call	BBB–	42,698
	5.000%, 7/01/22
20	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 0.000%,	No Opt. Call	Baa3	14,521
	7/01/19 – AMBAC Insured
500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	No Opt. Call	BBB–	471,440
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System Project,
	Refunding Series 2012, 5.000%, 4/01/27
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/26 at 100.00	A+	973,940
	2009A, 0.000%, 8/01/32
75	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	23,508
	2010A, 0.000%, 8/01/32
25	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	No Opt. Call	A+	5,285
	2010C, 0.000%, 8/01/38
25	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/17 –	No Opt. Call	BBB–	25,992
	SYNCORA GTY Insured
1,690	Total Puerto Rico			1,557,384
	Rhode Island – 1.0%
	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,
	Series 2002A:
430	6.125%, 6/01/32	6/13 at 100.00	BBB+	425,700
865	6.250%, 6/01/42	6/13 at 100.00	BBB–	856,350
1,295	Total Rhode Island			1,282,050
	South Carolina – 5.2%
750	Berkeley County School District, South Carolina, Installment Purchase Revenue Bonds, Securing	12/13 at 100.00	Aa3	765,188
	Assets for Education, Series 2003, 5.250%, 12/01/19
255	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA	281,803
	2006, 5.000%, 12/01/24
1,540	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1 (4)	1,950,533
	1/01/19 – FGIC Insured (ETM)
3,025	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991, 6.750%,	No Opt. Call	Baa1	3,733,576
	1/01/19 – FGIC Insured
5,570	Total South Carolina			6,731,100
	South Dakota – 0.8%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	5/17 at 100.00	A+	1,026,570
	Series 2007, 5.000%, 11/01/27
	Tennessee – 0.6%
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue
	Refunding Bonds, Covenant Health, Series 2012A:
100	4.000%, 1/01/22	No Opt. Call	A	104,363
180	5.000%, 1/01/23	No Opt. Call	A	200,830
400	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.000%, 9/01/13	No Opt. Call	A	402,352
680	Total Tennessee			707,545
	Texas – 9.6%
1,055	Austin, Texas, General Obligation Bonds, Series 2004, 5.000%, 9/01/20 (Pre-refunded 9/01/14) –	9/14 at 100.00	AAA	1,113,479
	NPFG Insured
565	Bexar County Housing Finance Corporation, Texas, FNMA Guaranteed Multifamily Housing Revenue	No Opt. Call	N/R	588,515
	Bonds, Villas Sonterra Apartments Project, Series 2007A, 4.700%, 10/01/15 (Alternative
	Minimum Tax)
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding
	Series 2007:
125	5.000%, 5/01/23 – SYNCORA GTY Insured	5/17 at 100.00	A1	138,814
15	5.000%, 5/01/24 – SYNCORA GTY Insured	5/17 at 100.00	A1	16,658
15	5.000%, 5/01/25 – SYNCORA GTY Insured	5/17 at 100.00	A1	16,341
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Refunding Series	5/20 at 100.00	A1	10,801
	2010, 5.875%, 5/01/40
10	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Bonds, Series 2006,	5/16 at 100.00	A1	10,282
	4.500%, 5/01/25 – NPFG Insured
	Bexar Metropolitan Water District, Texas, Waterworks System Revenue Refunding Bonds,
	Series 2009:
20	5.000%, 5/01/29	5/19 at 100.00	A1	20,936
145	5.000%, 5/01/39	5/19 at 100.00	A1	149,356
25	Brazos River Authority, Texas, Collateralized Pollution Control Revenue Bonds, Texas Utilities	No Opt. Call	CC	3,250
	Electric Company, Series 2003D, 5.400%, 10/01/29 (Mandatory put 10/01/14)
2,000	Brazos River Authority, Texas, Collateralized Revenue Bonds, CenterPoint Energy Inc.,	6/14 at 100.00	A	2,060,680
	Refunding Series 2004B, 4.250%, 12/01/17 – FGIC Insured
5	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2005, 5.000%,	1/15 at 100.00	A (4)	5,334
	1/01/45 (Pre-refunded 1/01/15) – FGIC Insured
500	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	Baa2	545,580
	6.250%, 1/01/46
1,875	Denton Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/16 at 100.00	AAA	2,073,844
	2006, 5.000%, 8/15/20
1,000	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	9/16 at 100.00	A2	1,075,790
	Facilities Department, Refunding Series 2011B, 5.250%, 9/01/25
500	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	311,660
	Project, Series 2001B, 0.000%, 9/01/23 – AMBAC Insured
300	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	2/16 at 100.00	BBB–	302,901
	Memorial Hospital Project, Series 2005, 5.125%, 8/15/26
200	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB–	198,550
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
	North Central Texas Health Facilities Development Corporation, Texas, Revenue Bonds,
	Children’s Medical Center Dallas Project, Series 2012:
400	5.000%, 8/15/24	8/22 at 100.00	AA	443,480
380	5.000%, 8/15/25	8/22 at 100.00	AA	417,316
325	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	351,913
	5.750%, 1/01/38
750	North Texas Tollway Authority, Special Projects System Revenue Bonds, Current Interest Series	9/21 at 100.00	AA	853,133
	2011D, 5.000%, 9/01/24
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A:
100	0.000%, 9/01/43	9/31 at 100.00	AA	69,665
490	0.000%, 9/01/45	9/31 at 100.00	AA	374,331
1,040	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Series	6/13 at 100.00	A–	1,023,786
	2006B, 0.733%, 12/15/17
100	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	99,119
	2012, 5.000%, 12/15/32
11,950	Total Texas			12,275,514
	Virgin Islands – 0.4%
525	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB+	549,339
	Series 2010A, 5.000%, 10/01/29
	Virginia – 0.6%
250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/14 at 100.00	N/R	250,488
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
500	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	479,875
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
750	Total Virginia			730,363
	Washington – 1.6%
1,050	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	1,085,343
	Center, Series 2011A, 5.375%, 1/01/31
330	Washington Public Power Supply System, Revenue Refunding Bonds, Nuclear Project 3, Series	No Opt. Call	Aa1	389,862
	1989B, 7.125%, 7/01/16 – NPFG Insured
515	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	A3	520,655
	Series 2002, 6.500%, 6/01/26
1,895	Total Washington			1,995,860
	Wisconsin – 2.1%
	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A:
755	4.000%, 4/01/20	No Opt. Call	Aa3	816,819
25	5.000%, 4/01/21	No Opt. Call	Aa3	28,437
15	5.000%, 4/01/22	No Opt. Call	Aa3	16,986
25	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/15 at 100.00	A	25,494
	Inc., Series 2010A, 5.625%, 4/15/33
320	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	No Opt. Call	A	363,670
	Inc., Series 2010B, 5.000%, 7/15/20
675	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A	722,203
	Inc., Series 2012A, 5.000%, 7/15/25
20	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care,	No Opt. Call	A+	22,444
	Inc., Refunding 2012C, 5.000%, 8/15/17
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006A:
500	5.250%, 8/15/18	8/16 at 100.00	A–	548,460
180	5.250%, 8/15/34	8/16 at 100.00	A–	184,181
2,515	Total Wisconsin			2,728,694
$ 122,580	Total Municipal Bonds (cost $119,375,483)			124,113,954

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	Corporate Bonds – 0.0%
	Nevada – 0.0%
$ 15	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	5.500%	7/15/19	N/R	$ 3,770
4	Las Vegas Monorail Company, Senior Interest Bonds (5), (6)	3.000%	7/15/55	N/R	882
$ 19	Total Corporate Bonds (cost $370)				4,652

Principal			Optional Call
Amount (000)	Description (1)		Provisions (2)	Ratings (3)	Value
	Short-Term Investments – 0.4%
	Missouri – 0.4%
$ 500	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Variable Rate		No Opt. Call	A-2	$ 500,000
	Demand Obligations, Tender Option Bond Trust DCL-017, 0.500%, 7/01/22 (7)
	Total Short-Term Investments (cost $500,000)				500,000
	Total Investments (cost $119,875,853) – 97.1%				124,618,606
	Other Assets Less Liabilities – 2.9%				3,716,485
	Net Assets – 100%				$ 128,335,091

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$124,113,954	$ —	$124,113,954
Corporate Bonds	—	—	4,652	4,652
Short-Term Investments:
Municipal Bonds	—	500,000	—	500,000
Total	$ —	$124,613,954	$4,652	$124,618,606
* Refer to the Fund’s Portfolio of Investments for breakdown of Corporate Bonds classified as Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $119,700,537.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$5,784,947
Depreciation	(866,878)
Net unrealized appreciation (depreciation) of investments	$4,918,069

(1)	All percentages shown in the Portfolio of Investment are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment classified as Level 3.
(6)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund’s custodian is not accruing income on the Fund’s records for either senior interest corporate bond.
(7)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. The rate changes periodically based on market conditions or a specified market index.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Maturities Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013